MATERIAL ACCOUNTING POLICIES (Schedule of Depreciation Rates) (Details) - Net Book Value [Member]	12 Months Ended
Dec. 31, 2024
Computers and communications equipment [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Depreciation rates (in %)	33
Office furniture and equipment [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Depreciation rates (in %)	6
Laboratory equipment [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Depreciation rates (in %)	15